Note 3 - Cash and Cash Equivalents and Term Deposits	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
3.
       CASH AND CASH EQUIVALENTS AND TERM DEPOSITS

The Company’s cash and cash equivalents include cash on hand, bank deposits and term deposits with original maturities of three
months or less, as follows:

	Interest Rate			December 31, 2017	December 31, 2016
Cash at bank and on hand	0	-	1.70%	$30,395	$33,347
Term deposits (less than 90 days)	1.57	-	1.75%	130,000	50,000
Cash and cash equivalents				$160,395	$83,347

Term deposits classified as ‘cash equivalents’ are comprised of non-redeemable bank term deposits with a term to maturity of less than three
months from date of acquisition.

	Interest Rate	December 31, 2017	December 31, 2016
Term deposits	-	$-	$55,000

Term deposits
not
classified as ‘cash equivalents’ are comprised of non-redeemable bank term deposits with a term to maturity in excess of three
months from date of acquisition.